UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total: $    156,609,275

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Accenture Ltd-Cl A		      Common Stock	G1150G111 $ 7,422,300 	 	  270,000     Sole	 	     Sole
AT&T Inc			      Common Stock	00206R102 $ 3,713,044 	 	  147,343     Sole		     Sole
Berkshire Hathaway Inc		      Common Stock	084670108 $ 6,936,000 		       80     Sole		     Sole
BP PLC				      Common Stock	055622104 $ 3,260,451 		   81,308     Sole		     Sole
Charles Schwab Corp		      Common Stock	808513105 $ 7,440,000 		  480,000     Sole		     Sole
Cisco Systems Inc		      Common Stock	17275R102 $ 7,194,330 		  429,000     Sole		     Sole
Coca-Cola Co/The		      Common Stock	191216100 $ 4,631,451 		  105,380     Sole		     Sole
Colgate-Palmolive Co		      Common Stock	194162103 $ 4,099,110 		   69,500     Sole		     Sole
Dell Inc			      Common Stock	24702R101 $ 6,253,956 		  659,700     Sole		     Sole
eBay Inc			      Common Stock	278642103 $ 7,473,200 		  595,000     Sole		     Sole
EI Du Pont de Nemour		      Common Stock	263534109 $ 3,630,858 		  162,600     Sole		     Sole
Exxon Mobil Corp		      Common Stock	30231G102 $ 3,554,820 	 	   52,200     Sole		     Sole
Franklin Resources Inc		      Common Stock	354613101 $ 7,218,580 	 	  134,000     Sole		     Sole
Google Inc			      Common Stock	38259P508 $ 8,353,440 	 	   24,000     Sole		     Sole
Home Depot Inc			      Common Stock	437076102 $ 4,443,298 		  188,595     Sole		     Sole
Intel Corp			      Common Stock	458140100 $ 7,437,108 	 	  494,160     Sole		     Sole
Intl Bus Machines		      Common Stock	459200101 $ 4,127,514 		   42,600     Sole		     Sole
Kellogg Co			      Common Stock	487836108 $ 6,190,470 	 	  169,000     Sole		     Sole
Lowe's Cos Inc			      Common Stock	548661107 $ 6,369,250 		  349,000     Sole		     Sole
Merck & Co Inc			      Common Stock	589331107 $ 4,358,645 		  162,940     Sole		     Sole
Microsoft Corp			      Common Stock	594918104 $ 7,505,247 		  408,560     Sole		     Sole
Nucor Corp			      Common Stock	670346105 $ 3,893,340 		  102,000     Sole		     Sole
PepsiCo Inc			      Common Stock	713448108 $ 4,116,341 		   79,960     Sole		     Sole
PNC Financial Services		      Common Stock	693475105 $ 4,237,853 	 	  144,686     Sole		     Sole
Procter & Gamble Co		      Common Stock	742718109 $ 3,635,348 	 	   77,200     Sole		     Sole
Progressive Corp/The		      Common Stock	743315103 $ 7,633,920 	 	  568,000     Sole		     Sole
Texas Instruments		      Common Stock	882508104 $ 7,710,170 		  467,000     Sole		     Sole
Verizon Communication		      Common Stock	92343V104 $ 3,769,232 		  124,809     Sole		     Sole

====================================================================================================================================

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